MONEY MARKET FUNDS

NORTHERN FUNDS PROSPECTUS

U.S. GOVERNMENT MONEY MARKET FUND
SHARES CLASS (NOGXX)
U.S. GOVERNMENT SELECT MONEY MARKET FUND
SHARES CLASS (NOSXX)

Prospectus dated July 31, 2023

You could lose money by investing in the Funds.
Although each of the Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NORTHERN FUNDS PROSPECTUS	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

TABLE OF CONTENTS

3	FUND SUMMARIES

	3	U.S. GOVERNMENT MONEY MARKET FUND

	7	U.S. GOVERNMENT SELECT MONEY MARKET FUND

12	INVESTMENT ADVISER

13	MANAGEMENT FEES

14	OTHER FUND SERVICES

15	PURCHASING AND SELLING SHARES

	15	PURCHASING SHARES

	15	OPENING AN ACCOUNT

	17	SELLING SHARES

19	ACCOUNT POLICIES AND OTHER INFORMATION

25	DIVIDENDS AND DISTRIBUTIONS

26	TAX CONSIDERATIONS

28	SECURITIES, TECHNIQUES AND RISKS

	28	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

36	FINANCIAL HIGHLIGHTS

40	FOR MORE INFORMATION

MONEY MARKET FUNDS	2	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

FUND SUMMARIES

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class

Management Fees	0.33%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Other Operating Expenses	0.01%

Total Annual Fund Operating Expenses	0.36%

Expense Reimbursement(1)	(0.01)%

Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.35%

(1)
Northern Trust Investments, Inc.(“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.35%. This contractual limitation may not be terminated before July 31, 2024 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$36	$115	$201	$455
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.
The Fund operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a‑7 occur. The Fund may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments. Accordingly, the Fund invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Fund will limit its investments to “eligible securities” as defined by applicable regulations at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Fund’s Board of Trustees). The Fund may invest in variable and floating rate instruments.

NORTHERN FUNDS PROSPECTUS	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Fund could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates, may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a low or negative yield and may impair the Fund’s ability to maintain a stable NAV per share.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security to decrease and the Fund may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. Falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment

MONEY MARKET FUNDS	4	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money.
INVESTMENT COMPANY RISK is the risk that the Fund will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Fund indirectly hears its proportionate share of any expenses paid by the Underlying Funds in which it invests.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During the periods of market disruption or other abnormal market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.
CALENDAR YEAR TOTAL RETURN(1)

(1)
Year to date total return for the six months ended June 30, 2023 was 2.20%. For the periods shown in the bar chart above, the highest quarterly return was 0.74% in the fourth quarter of 2022, and the lowest quarterly return was 0.00% in the second quarter of 2021.

(2)	Total returns for the period includes antitrust settlement proceeds. Absent these proceeds, total return would have been lower.

NORTHERN FUNDS PROSPECTUS	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2022)

	1 Year	5 Years	10 Years
Shares Class	1.24%	1.00%	0.57%
For the current 7‑day yield call 800‑595‑9111 or visit northerntrust.com/funds.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Fund.
PURCHASE AND SALE OF FUND SHARES
You may purchase shares of the Fund by opening an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums. You may also purchase Fund shares through an account at Northern Trust (or an affiliate) or an authorized intermediary.
If you purchase, sell (redeem) or exchange shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800‑595‑9111 to use the telephone privilege.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated bank account is maintained at Northern Trust or an affiliated bank. Call 800‑595‑9111 for instructions.

∎
By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more. In the event that the Fund is required to redeem and sell Fund shares at a price other than $1.00 per share, the checkwriting privilege for the Fund will be suspended until the Fund is able to redeem and sell Fund shares at a stable NAV of $1.00 per share.

∎
By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800‑595‑9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

∎
By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800‑595‑9111 for more information.

∎
By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northerntrust.com/funds or contact your Relationship Manager.

TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUNDS	6	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

INVESTMENT OBJECTIVE
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares Class

Management Fees	0.33%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Other Operating Expenses	0.01%

Total Annual Fund Operating Expenses	0.36%

Expense Reimbursement(1)	(0.01)%

Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.35%

(1)
Northern Trust Investments, Inc.(“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 0.35%. This contractual limitation may not be terminated before July 31, 2024 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares Class	$36	$115	$201	$455
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Fund will seek to invest at least 50% of its net assets in the following securities that pay interest that generally is exempt from state income taxation:

∎	U.S. Treasury bills;

∎	U.S. Treasury notes;

∎	U.S. Treasury STRIPS;

∎	securities issued by the Federal Home Loan Bank (FHLB);

∎	securities issued by the Federal Farm Credit Bank (FFCB); and

∎	securities issued by the Tennessee Valley Authority.
The Fund, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.
The Fund operates as a “government money market fund” under Rule 2a‑7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a‑7, the Fund (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a‑7 occur. The Fund may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund’s investments.

NORTHERN FUNDS PROSPECTUS	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

Accordingly, the Fund invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a‑7 of no more than 120 calendar days. The Fund will limit its investments to “eligible securities” as defined by applicable regulations at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Fund’s Board of Trustees). The Fund may invest in variable and floating rate instruments. The Fund’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
STABLE NAV RISK is the risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Fund could be subject to increased redemption activity, which could adversely affect its NAV.
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. During periods when inflation rates are high or rising, or during periods of low interest rates, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates, may have unpredictable effects on the markets and the Fund’s investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a low or negative yield and may impair the Fund’s ability to maintain a stable NAV per share.
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Fund’s investment in that issuer.
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Fund later than expected. This will cause the value of the security to decrease and the Fund may lose opportunities to invest in higher yielding securities.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on callable debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.
INCOME RISK is the risk that the Fund’s ability to distribute income to shareholders depends on the yield available from the

MONEY MARKET FUNDS	8	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Fund’s investments. Falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.
U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money.
INVESTMENT COMPANY RISK is the risk that the Fund will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Fund indirectly hears its proportionate share of any expenses paid by the Underlying Funds in which it invests.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. During periods of market disruption or other market conditions, the Fund’s exposure to risks described elsewhere in this summary will likely increase.
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.
LARGE SHAREHOLDER RISK is the risk that the Fund may experience adverse effects when certain large shareholders, including funds or accounts over which the Fund’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, the Fund cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800‑595‑9111.

NORTHERN FUNDS PROSPECTUS	9	MONEY MARKET FUNDS

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

CALENDAR YEAR TOTAL RETURN(1)

(1)
Year to date total return for the six months ended June 30, 2023 was 2.21%. For the periods shown in the bar chart above, the highest quarterly return was 0.74% in the fourth quarter of 2022, and the lowest quarterly return was 0.00% in the fourth quarter of 2021.

(2)	Total returns for the period includes antitrust settlement proceeds. Absent these proceeds, total return would have been lower.
AVERAGE ANNUAL TOTAL RETURN
(For the periods ended December 31, 2022)

	1 Year	5 Years	10 Years
Shares Class	1.26%	1.05%	0.60%
For the current 7‑day yield call 800‑595‑9111 or visit northerntrust.com/funds.
MANAGEMENT
INVESTMENT ADVISER. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub‑administrator to the Fund.
PURCHASE AND SALE OF FUND SHARES
You may purchase shares of the Fund by opening an account directly with Northern Funds (the “Trust”) with a minimum initial investment of $2,500 in the Fund ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums. You may also purchase Fund shares through an account at Northern Trust (or an affiliate) or an authorized intermediary.
If you purchase, sell (redeem) or exchange Shares Class shares through an authorized intermediary, you may be required to pay a commission and/or other forms of compensation to the intermediary. In addition, an authorized intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
On any business day, you may sell (redeem) or exchange shares through your account by contacting your Northern Trust account representative or authorized intermediary. If you purchase shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Authorize the telephone privilege on your New Account Application. Call 800‑595‑9111 to use the telephone privilege.

∎
By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $250). You will be charged $15 for each wire redemption unless the designated bank account is maintained at Northern Trust or an affiliated bank. Call 800‑595‑9111 for instructions.

∎
By Check – If you authorize the checkwriting privilege on your New Account Application, you may redeem shares of the Fund by check in amounts of $250 or more. In the event that the Fund is required to redeem and sell Fund shares at a price other than $1.00 per share, the checkwriting privilege for the Fund will be suspended until the Fund is able to redeem and sell Fund shares at a stable NAV of $1.00 per share.

∎
By Systematic Withdrawal – If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust. Call 800‑595‑9111 for an application form and additional information. The minimum amount is $250 per withdrawal.

∎
By Exchange – Complete the Exchange Privilege section of your New Account Application to exchange shares of one fund in the Trust for shares of another fund in the Trust. Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA). Call 800‑595‑9111 for more information.

∎
By Internet – You may initiate transactions between Northern Trust banking and Fund accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northerntrust.com/funds or contact your Relationship Manager.

MONEY MARKET FUNDS	10	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

U.S. GOVERNMENT SELECT MONEY MARKET FUND

TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax‑exempt or tax‑advantaged arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax‑advantaged accounts.
PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN FUNDS PROSPECTUS	11	MONEY MARKET FUNDS

MONEY MARKET FUNDS

INVESTMENT ADVISER

This Prospectus describes two money market funds (each a “Fund” and collectively, the “Funds”), which are currently offered by Northern Funds (the “Trust”).
Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Funds and is responsible for their overall administration. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.
NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.
Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended. Unless otherwise indicated, NTI and The Northern Trust Company (“TNTC”) are referred to collectively in this Prospectus as “Northern Trust.”
As of June 30, 2023, Northern Trust Corporation, through its affiliates, had assets under custody of $11.28 trillion, and assets under investment management of $1.37 trillion.
Under the Management Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Funds.

MONEY MARKET FUNDS	12	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

MANAGEMENT FEES

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates. The table below reflects the aggregate management fees paid by each of the Funds for the fiscal year ended March 31, 2023 after waivers and/or reimbursements (expressed as a percentage of each Fund’s respective average daily net assets).
NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Fund” in each Fund’s Fund Summary) so that “Total Annual Fund Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Fund” in each Fund’s Fund Summary. The “Total Annual Fund Operating Expenses After Expense Reimbursement” for a Fund may be higher than the contractual limitation for the Fund as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least July 31, 2024. The contractual expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one‑year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
Service providers to a Fund, including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Fund will be able to avoid a negative yield or maintain a specified minimum yield.
A discussion regarding the Board of Trustees’ basis for its most recent approval of the Funds’ Management Agreement is available in the Funds’ semi-annual report to shareholders for the six‑month period ending September 30, 2022.

NORTHERN FUNDS PROSPECTUS	13	MONEY MARKET FUNDS

Fund	Aggregate Management Fees Paid for Fiscal Year Ended 3/31/23 after waivers and/or reimbursements, if any
U.S. GOVERNMENT MONEY MARKET	0.31%
U.S. GOVERNMENT SELECT MONEY MARKET	0.31%

MONEY MARKET FUNDS

OTHER FUND SERVICES

TNTC serves as Transfer Agent and Custodian for each Fund. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Funds pursuant to a sub‑administration agreement with NTI. NTI pays TNTC for its sub‑administration services out of its management fees, which do not represent additional expenses to the Funds.
TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.019% of the average daily net assets of each Fund. TNTC, as Custodian, receives an amount based on a pre‑determined schedule of charges approved by the Trust’s Board of Trustees.
TNTC, NTI and other Northern Trust affiliates may provide other services to the Funds and receive compensation for such services, if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no‑action letters issued by the SEC thereunder. Unless required, investors in a Fund may or may not receive specific notice of such additional services and fees.
Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI, or any other Northern Trust affiliate.

MONEY MARKET FUNDS	14	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

PURCHASING AND SELLING SHARES

THE TRUST IS A FAMILY OF NO‑LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions in the Fund Summaries may help you decide whether a Fund or Funds fit your investment needs. Keep in mind, however, that no guarantee can be made that a Fund will meet its investment objective, and no Fund should be relied upon as a complete investment program. The Trust also offers other funds, including equity, fixed-income and multi-manager funds, which are described in a separate prospectus.
Please note that the fee and expense information shown under “Fees and Expenses of the Fund” in the Fund Summaries does not reflect any charges that may be imposed by TNTC, its affiliates, financial intermediaries and other institutions on their customers. (For more information, please see “Account Policies and Other Information—Financial Intermediaries.”)
PURCHASING SHARES
You may purchase shares directly from the Trust or, if you maintain certain accounts, through Northern Trust and certain other institutions. With certain limited exceptions, the Funds are generally available only to investors residing in the United States or through a United States based financial intermediary and may not be distributed by a foreign financial intermediary.
If you have any questions or need assistance in opening an investment account or purchasing shares, call 800‑595‑9111.
OPENING AN ACCOUNT
THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their customers on behalf of the Funds. See “Account Policies and Other Information—Financial Intermediaries” for additional information regarding purchases of Fund shares through authorized intermediaries. If you purchase shares through an authorized intermediary, that intermediary may impose different investment minimums than those set forth by the Funds as described in this Prospectus. The Funds are not responsible for any investment minimums imposed by authorized intermediaries or for notifying shareholders of any changes to them.
DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.
For your convenience, there are a number of ways to invest directly in the Funds:
BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Enclose a check payable to Northern Funds.

∎	If you are investing on behalf of a corporation or other entity, your New Account Application must be accompanied by acceptable evidence of authority (if applicable).

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program.”

∎	For overnight delivery use the following address:
Northern Funds
c/o The Northern Trust Company
333 South Wabash Ave
Chicago, Illinois 60604

∎	For subsequent investments:

∎	Enclose your check with the investment slip portion of the confirmation of your previous investment; or

∎	Indicate on your check or a separate piece of paper your name, address and account number.
All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash, travelers checks, money orders and third party checks are not acceptable.

NORTHERN FUNDS PROSPECTUS	15	MONEY MARKET FUNDS

MONEY MARKET FUNDS

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of shares, call the Northern Funds Center at 800‑595‑9111.

∎	Complete a New Account Application and send it to:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:
The Northern Trust Company
Chicago, Illinois
ABA Routing No. 0710-00152
(Reference 10‑Digit Fund account number, with no spaces (e.g., ##########))
(Reference Shareholder’s Name)
BY DIRECT DEPOSIT
TO PURCHASE ADDITIONAL SHARES:

∎	Determine if your employer has direct deposit capabilities through the ACH.

∎	Have your employer send payments to:
ABA Routing No. 0710-00152
(Reference 10‑Digit Fund account number, with no spaces
(e.g., ##########))
(Reference Shareholder’s Name)

∎	The minimum periodic investment for direct deposit is $50.
BY AUTOMATIC INVESTMENT
TO OPEN A NEW ACCOUNT:

∎	Complete a New Account Application, including the Automatic Investment section.

∎	Send it to:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	The minimum initial investment in each of the Funds is $250; $50 for monthly minimum additions.
TO ADD TO AN EXISTING ACCOUNT:

∎	Call 800‑595‑9111 to obtain an Automatic Investment Plan Form.

∎	The minimum for automatic investment additions is $50.
If you discontinue participation in the plan, the Funds reserve the right to redeem your account involuntarily, upon 30 days’ written notice, if the account’s NAV is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund’s NAV.
BY DIRECTED REINVESTMENT
You may elect to have your income dividend and capital gain distributions automatically invested in another Northern Funds account.

∎	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

∎	Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement).
BY EXCHANGE
You may open a new account or add to an existing account by exchanging shares of one fund of the Trust for shares of any other fund offered by the Trust. See “Selling Shares—By Exchange.”
BY INTERNET
You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northerntrust.com/funds or contact your Relationship Manager.
THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS
If you have an account with Northern Trust, you may purchase shares through Northern Trust. You also may purchase shares through other financial institutions that have entered into agreements with the Trust. To determine whether you may purchase shares through your institution, contact your institution directly or call 800‑595‑9111. Northern Trust and other financial institutions may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

MONEY MARKET FUNDS	16	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

SELLING SHARES
THROUGH AN AUTHORIZED INTERMEDIARY. If you purchase shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” for additional information regarding sales (redemptions) of Fund shares through authorized intermediaries.
REDEEMING AND EXCHANGING DIRECTLY FROM THE FUNDS
If you purchased shares directly from the Funds or, if you purchased your shares through an account at Northern Trust or another financial institution and you appear on Fund records as the registered holder, you may redeem all or part of your shares using one of the methods described below.
BY MAIL
SEND A WRITTEN REQUEST TO:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
THE REDEMPTION REQUEST MUST INCLUDE:

∎	The number of shares or the dollar amount to be redeemed;

∎	The Fund account number;

∎	The signatures of all account owners;

∎	A signature guarantee also is required if:

∎	The proceeds are to be sent elsewhere than the address of record, or

∎	The redemption amount is greater than $100,000.
BY WIRE
If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	You will be charged $15 for each wire redemption unless the designated bank account is maintained at Northern Trust or an affiliated bank.

∎	Call the Transfer Agent at 800‑595‑9111 for instructions.

∎	The minimum amount that may be redeemed by this method is $250.

BY CHECK – U.S. GOVERNMENT MONEY MARKET FUND AND U.S. GOVERNMENT SELECT MONEY MARKET FUND
If you authorize the check writing privilege on your New Account Application, you may redeem shares of the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund by check in amounts of $250 or more. If your account is already open:

∎	Call 800‑595‑9111 for the appropriate form.

∎	The application must be signed by each person whose name appears on the account and must be accompanied by a signature guarantee.

∎	Dividends are earned until the check clears the Transfer Agent.

∎	Checks you write will not be returned to you, although copies are available upon request.

∎	A fee of $20 will be charged to the account if there are insufficient funds to cover the amount of the redemption by check.

∎	To place a stop payment request, call 800‑595‑9111. A $20 fee will be charged to the account.

∎	You may not use checks to close an account or redeem shares purchased within the past fifteen days.

∎
In accordance with the requirements of Rule 2a‑7 under the 1940 Act, the Funds’ Transfer Agent must have the capability to redeem and sell shares of the Funds at a price based on the current NAV per share, including the capability to redeem and sell at prices that do not correspond to the stable $1.00 NAV or price per share. In the event that a Fund is required to redeem and sell Fund shares at a price other than $1.00 per share, the check writing privilege for that Fund will be suspended until the Fund is able to redeem and sell Fund shares at a stable NAV of $1.00 per share.

BY SYSTEMATIC WITHDRAWAL
If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other funds of the Trust.

∎	Call 800‑595‑9111 for an application form and additional information.

∎	The minimum amount is $250 per withdrawal.

NORTHERN FUNDS PROSPECTUS	17	MONEY MARKET FUNDS

MONEY MARKET FUNDS

BY EXCHANGE
The Trust offers you the ability to exchange shares of one fund in the Trust for shares of another fund in the Trust.

∎	When opening an account, complete the Exchange Privilege section of the New Account Application or, if your account is already opened, send a written request to:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange, $500 if the new account is an IRA).

∎	Call 800‑595‑9111 for more information.
BY TELEPHONE

∎	If you authorize the telephone privilege on your New Account Application, you may redeem shares by telephone.

∎	If your account is already opened, send a written request to:
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986

∎	The request must be signed by each owner of the account and must be accompanied by signature guarantees.

∎	Call 800‑595‑9111 to use the telephone privilege.
During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined on under “Selling Shares—By Mail” and outlined below under “Selling Shares—By Internet.”
BY INTERNET
You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to northerntrust.com/funds or contact your Relationship Manager.
REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS
If you purchased your shares through an account at Northern Trust or through another financial institution, you may redeem or exchange your shares according to the instructions pertaining to that account.

∎
Although the Trust imposes no charges when you redeem shares of a Fund, when shares are purchased through an account at Northern Trust or through other financial institutions, a fee may be charged by those institutions for providing services in connection with your account.

∎	Contact your account representative at Northern Trust or at another financial institution for more information about redemptions or exchanges.

MONEY MARKET FUNDS	18	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

ACCOUNT POLICIES AND OTHER INFORMATION

AUTOMATIC INVESTMENT ARRANGEMENTS. You may purchase shares through your account at Northern Trust either by directing automatic investment of cash balances in excess of certain agreed upon amounts or by directing investments from time to time on a non‑automatic basis. Northern Trust will place a purchase order generated under an automatic investment direction either on the Business Day (see “Business Day”) that funds are available in the account or on the next Business Day, depending upon the terms of the automatic investment arrangement. Similarly, Northern Trust will place a redemption order generated under an automatic investment direction either on the Business Day Northern Trust calculates the redemption amount needed to bring the account balance up to the agreed upon amount or on the next Business Day, depending upon the terms of the automatic investment arrangement. If a redemption order is placed on the next Business Day, Northern Trust normally will provide funds by provisionally crediting your account on the day the calculation is made. You should contact Northern Trust for more information about its automatic investment arrangements.
CALCULATING SHARE PRICE. The Trust issues shares and redeems shares at NAV. The NAV for each Fund is calculated by dividing the value of the Fund’s net assets by the number of the Fund’s outstanding shares. The NAV is calculated on each Business Day as of 4:00 p.m. Central time for each Fund. Fund shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day or on days when the Federal Reserve Bank of New York (the “New York Fed”) is open. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order. See “Good Order.”
Each Fund seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.
TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 4:00 p.m. Central time will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at the NAV next calculated after receipt of your purchase order in good order, provided that one of the following occurs:

∎	The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 4:00 p.m. Central time; or

∎
The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement or other agreement with the Trust or its agent and payment in federal or other immediately available funds is received by the Transfer Agent in accordance with the terms of the Trust’s or its agent’s agreement with the intermediary:

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an account maintained with Northern Trust or an affiliate; or

∎
The purchase requests are placed through TNTC’s electronic fund trading platform and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time).

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Fund(s), provided that payment is made as noted above.
IN‑KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund. The Trust also reserves the right to pay redemptions by a distribution “in‑kind” of securities (instead of cash) from a Fund. See the SAI for further information about the terms of these purchases and redemptions.
MISCELLANEOUS PURCHASE INFORMATION.

∎
For shares purchased through a financial intermediary, the financial intermediary is responsible for transmitting purchase orders and delivering required funds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎
You will be responsible for all losses and expenses of a Fund, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Funds from another Fund in the Trust may be subject to any redemption fee imposed by the other Fund.

∎
You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please go to northerntrust.com/funds or contact your Relationship Manager.

NORTHERN FUNDS PROSPECTUS	19	MONEY MARKET FUNDS

MONEY MARKET FUNDS

∎
Shares of a Fund are entitled to the dividends declared by the Fund beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” above.

∎
The Trust and its agents, each reserve the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject any purchase or exchange order, in whole or in part. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings.”

∎
If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to such state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 4:00 p.m. Central time will be executed on the same day at the NAV next calculated after receipt of your redemption order in good order.
Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non‑Business Day or after 4:00 p.m. Central time on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Fund(s).
PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with a Fund, it is expected that under normal circumstances the Fund will typically pay out redemption proceeds to shareholders by the next Business Day following receipt of a redemption request in good order.
If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and a Fund. For redemption proceeds that are paid either directly to you from a Fund or to your intermediary for transmittal to you, it is expected that under normal circumstances payments will typically be made by wire, by ACH or by issuing a check by the next Business Day following receipt of a redemption request in good order from the intermediary by a Fund. Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Funds’ transfer agent. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.
However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”
It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing from banks, including through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing,”). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of a Fund’s ability to redeem in‑kind in order to meet shareholder redemption requests. A Fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in‑kind). Redemption in‑kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by a Fund.
Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request for up to seven days to provide NTI with time to determine if the Fund can redeem the request‑in‑kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
The Funds do not intend to avail themselves of the ability to impose liquidity fees and/or redemption gates. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy with respect to a Fund, thereby permitting that Fund to impose such fees and gates in the future.
MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎
The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on

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the NYSE is restricted; (ii) when, in accordance with SEC rules and regulations, an emergency exists that makes the disposal of securities owned by a Fund or the determination of the fair value of the Fund’s net assets not reasonably practicable; (iii) as permitted by order of the SEC for the protection of Fund shareholders; or (iv) a Fund as part of a liquidation of the Fund, has suspended redemption of shares in accordance with SEC Rules and Regulations. Redemption payments may also be delayed in the event of a non‑routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks.

∎
If you are redeeming recently purchased shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎
For shares redeemed through a financial intermediary, the financial intermediary is responsible for transmitting redemption orders and crediting your account with redemption proceeds on a timely basis. Your financial intermediary may have earlier trading deadlines than those described in this prospectus. Please contact your financial intermediary for more information.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on shares are earned through and including the day prior to the day on which they are redeemed.

∎
The Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in a Fund’s NAV.

∎
Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎
Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at the Fund’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity or of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎
The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s or authorized agent’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎
You may initiate transactions between Northern Trust banking and the Trust’s accounts by using Northern Trust Private Passport. For additional details, please go to northerntrust.com/funds or contact your Relationship Manager.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎
The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings.”
EXCHANGE PRIVILEGES. You may exchange shares of one fund in the Trust for shares of another fund in the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. An exchange is a redemption of shares of one fund and the purchase of shares of another fund in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges. The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.
EXCESSIVE TRADING IN FUND SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Funds, policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments. Each Fund reserves the right to refuse a purchase order if management of the Funds determines that the purchase may not be in the best interests of the Funds.

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TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing or follow the procedures for initiating transactions by the Internet.
The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.
The Trust reserves the right to refuse a telephone redemption subject to applicable law.
MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”). Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.
SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.
BUSINESS DAY. A “Business Day” is each Monday through Friday that the New York Fed is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Funds may also close on days when the New York Fed is open but the Exchange is closed, such as Good Friday.
GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Requests must include the following:

∎	The account number (if issued) and Fund name;

∎	The amount of the transaction, in dollar amount or number of shares;

∎	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

∎	Required signature guarantees, if applicable;

∎
Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 800‑595‑9111 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.
CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.
EARLY CLOSINGS. The Funds reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In

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addition, on any Business Day when SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Fund’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.
EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency situation or unusual event, please call 800‑595‑9111 or visit northerntrust.com/funds.
FINANCIAL INTERMEDIARIES. The Trust may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s NAV next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
The Trust may enter into agreements with certain financial intermediaries, including affiliates of Northern Trust, that perform support services for their customers who own Fund shares (“Service Organizations”). These support services may include:

∎	assisting investors in processing purchase, exchange and redemption requests;

∎	processing dividend and distribution payments from the Funds;

∎	providing information to customers showing their positions in the Funds; and

∎	providing subaccounting services with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting services.
For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.15% of the average daily NAV of the shares covered by their agreements. Because these fees are paid out of the Funds’ assets on an on‑going basis, they will increase the cost of your investment in the Funds.
The Funds’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.
Northern Trust also may provide compensation to certain dealers and Service Organizations, for marketing and distribution in connection with the Trust. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Trust. The amount of such compensation and payments may be made on a one‑time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such parties and their customers than would be the case if no payments were paid.
Investors purchasing shares of a Fund through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges that will reduce the net return on an investment in a Fund. If an investor has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the investor may be required to redeem all or a portion of the investor’s investment in a Fund.
Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

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State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Funds on behalf of their Customers may be required to register as dealers.
PORTFOLIO HOLDINGS. The Funds, or their duly authorized service providers, may publicly disclose holdings of all Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.
The Trust publishes on its website, northerntrust.com/funds, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of a Funds’ holdings and certain other information regarding portfolio holdings of each Fund as of the last business day of the prior month or subsequent calendar day of the preceding month. A Fund may publish on the Trust’s website a complete schedule of its portfolio holdings and certain other information regarding portfolio holdings more frequently in accordance with the Trust’s policy. Certain portfolio information concerning the Funds will be provided in monthly holdings reports to the SEC on Form N‑MFP2. Form N‑MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N‑MFP2 will be provided on the Trust’s website.
A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.
SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and with an annual report containing audited financial statements as of March 31. The reports will be made available on the Portfolios’ website at https://www.northerntrust.com/united‑states/what‑we‑do/investment‑management/
northern-funds/literature. Unless you have elected to receive the reports in paper, you will be notified by mail each time a report is posted and provided a website link to access the report. You may elect to receive future reports in paper free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with the Trust, you can inform the Trust that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800‑595‑9111 or by sending an e‑mail request to northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with the Trust.
If we have received appropriate written consent, we send a single copy of all materials, including prospectuses, financial reports, proxy statements or information statements and other notices to all shareholders who share the same mailing address, even if more than one person in a household holds shares of a Fund. If you do not want your mailings combined with those of other members of your household, you may opt‑out at any time by contacting the Northern Funds Center by telephone at 800‑595‑9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e‑mail to northern-funds@ntrs.com. The Funds will begin sending individual copies to you within 30 days after receipt of your opt‑out notice. The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800‑595‑9111 or by sending an e‑mail to: northern-funds@ntrs.com.

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DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF EACH FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE SAME FUND WITHOUT ANY SALES CHARGE.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Fund in the Trust at its NAV per share. If you would like to receive dividends or distributions in cash or have them reinvested in another fund in the Trust, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions only may be reinvested in a fund in the Trust in which you maintain an account.
Dividend and capital gain distributions that are returned to a Fund as undeliverable will be reinvested into your account upon return receipt at the Fund’s then current NAV. Also, future distributions will be reinvested until the Fund receives valid delivery instructions.
Each Fund’s net investment income is declared as a dividend on each Business Day and paid monthly. Dividends will also be paid promptly upon a total redemption of shares in an account not subject to a standing order for the purchase of additional shares. Net investment income includes interest accrued on the Fund’s assets less the Fund’s estimated expenses. Net realized short-term capital gains may be distributed from time to time during the Trust’s fiscal year (but not less frequently than annually). The Funds do not expect to realize net long-term capital gains. Shares begin earning dividends on the day an order is executed if payment in immediately available funds is received by the Transfer Agent by the time designated under “Timing of Purchase Requests.” Otherwise, shares begin earning dividends on the day payment in federal or other immediately available funds is received. Shares earn dividends through and including the day prior to the day they are redeemed.

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TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to an investor in a Fund. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.
When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non‑corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Fund shares.
DISTRIBUTIONS. Each Fund has elected and intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income and net capital gain each year. Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income generally are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your Fund shares. Based on each Fund’s investment objectives and strategies, distributions generally will be taxed as ordinary income. The Funds also may make capital gain distributions. Because the Funds generally will be invested in debt instruments and not in shares of stock on which dividend income will be received, the Funds do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends for individuals or that will qualify for the dividends-received deduction for corporations.
Except as otherwise noted below, you generally will be subject to federal income tax at ordinary income tax rates on the Funds’ distributions to you regardless of whether they are paid in cash or reinvested in Fund shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non‑exempt interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you.
Dividends and distributions from each Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.
There are certain tax requirements that each Fund must follow in order to qualify as a regulated investment company and to avoid federal income taxation.
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns if distributions to you are at least $10 in the taxable year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
IRAS AND OTHER TAX‑QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax‑advantaged plan) will not be currently taxable unless shares are acquired with borrowed funds.
REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Funds maintain a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Funds.
BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 24% of the dividends, capital gain distributions, and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service (“IRS”) for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that they are not subject to backup withholding or that they are an “exempt recipient.”
U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Fund distributions attributable to Fund income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and in some cases eliminated) under an applicable tax

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treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Funds with a properly completed Form W‑8BEN or W‑8BEN‑E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in a Fund is effectively connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a taxable year and certain other conditions are met. However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Funds are required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.
All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in a Fund.
STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
CONSULT YOUR TAX PROFESSIONAL. Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information relating to the Funds is provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES
The following provides additional information regarding each Fund’s investment objective, principal investment strategies and related risks discussed in the Fund Summaries—Principal Investment Strategies section for each Fund, as well as information about additional investment strategies and techniques that a Fund may employ in pursuing its investment objective. The Funds also may make other types of investments to the extent permitted by applicable law. Additional information about the Funds, their investment strategies and risks can also be found in the Funds’ SAI. Future legislative, regulatory, or tax developments may affect the investments or investment strategies available to NTI in connection with managing the Funds, which may also adversely affect the Funds’ return potential and ability of the Funds to achieve their investment objective. The SEC has recently adopted amendments to money market fund regulations that, when implemented, could impact the Funds’ operations. The Funds are reviewing the regulations and their impact.
All investments carry some degree of risk that will affect the value of a Fund, its yield and investment performance and the price of its shares. An investment in each of the Funds is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank. Although each of the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The Funds seek to maintain a stable NAV of $1.00 per share. Consistent with Rule 2a‑7, each of the Funds:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎
Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions regarding interest rate readjustments under Rule 2a‑7 (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under Rule 2a‑7; and

∎	Invests only in U.S. dollar-denominated securities.
Each Fund also is required to comply with SEC requirements with respect to the liquidity of the Fund’s investments. Specifically, the Funds will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. The Funds will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of fund securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of fund securities. Recently adopted amendments will require the Fund to invest at least 25% of its total assets (measured at the time of acquisition) in daily liquid assets and at least 50% of its total assets (measured at the time of acquisition) in weekly liquid assets. As of the date of this SAI, these amendments are not yet effective. Compliance with such liquidity requirements is expected to be required during the first half of 2024.
In addition, each Fund limits its investments to “Eligible Securities” as defined by the SEC at the time of acquisition. Securities in which such Funds may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.
An “Eligible Security” means a security (i) that has been determined by NTI, subject to guidelines approved by the Fund’s Board of Trustees, to present minimal credit risks to the fund; (ii) that is issued by other investment companies that are money market funds; or (iii) that is a U.S. government security.
In making minimal credit risk determinations, NTI includes an analysis of the capacity of each security’s issuer or guarantor to meet its financial obligations.
INVESTMENT OBJECTIVES. A Fund’s investment objective may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes.
During extraordinary market conditions and interest rate environments, all or any portion of the assets of the Funds may be uninvested. Uninvested assets do not generate income. The Funds may not achieve their investment objectives during this time.

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MONEY MARKET FUNDS

Under unusual circumstances, the U.S. Government Select Money Market Fund may invest less than 50% of its net assets in U.S. government securities that pay interest exempt from state income taxation.
CREDIT (OR DEFAULT) RISK. Credit (or default) risk is the risk that an issuer of fixed-income securities held by a Fund may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments may cause the value of a fixed income security to decline. The credit quality of a debt security or of the issuer of a debt security held by the Fund could deteriorate rapidly, which may impair the Fund’s liquidity or cause a deterioration in the market value of the Fund’s securities. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties. In addition, the Funds may incur expenses in an effort to protect the Fund’s interests or enforce its rights against an issuer, guarantor or counterparty or may be hindered or delayed in exercising these rights.
INCOME RISK is the risk that a Fund’s ability to distribute income to shareholders depends on the yield available from the Fund’s investments. Falling interest rates will cause a Fund’s income to decline. In addition, changes in the dividend policies of companies held by a Fund could make it difficult for the Fund to provide a predictable level of income. Income risk is generally higher for short-term debt securities.
INTEREST RATE RISK. During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield (and the market value of its securities) will tend to be higher. In a period of rising interest rates, a Fund’s yield may not increase proportionately or rise as quickly as the yields of certain other short-term investments. Investments held by a Fund with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities.
During periods when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Funds’ investments, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Fund, and may detract from Fund performance. A low or negative interest rate environment cause a Fund’s earnings to fall below the Fund’s expense ratio, resulting in a low or negative yield and may impair a Fund’s ability to maintain a stable NAV per share. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by a Fund may vary.
LARGE SHAREHOLDER RISK. To the extent a significant percentage of the shares of a Fund are owned or controlled by a small number of account shareholders (or a single account shareholder), including funds or accounts over which the Investment Adviser or an affiliate of the Investment Adviser has investment discretion, the Fund is subject to the risk that those shareholders may purchase or redeem Fund shares in significant amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Investment Adviser or an affiliate of the Investment Adviser and may adversely affect a Fund’s performance if the Investment Adviser is forced to sell portfolio securities or invest cash when the Investment Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large redemption could result in each Fund’s current expenses being allocated over a smaller asset base, leading to an increase in each such Fund’s expense ratio. Large purchases of a Fund’s shares may adversely affect the Fund’s performance to the extent that a Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
MARKET EVENTS RISK. Market events risk relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world during the past decade. These conditions may recur.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including through interest rate changes. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including war and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.

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MONEY MARKET FUNDS

Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. Political turmoil within the U.S. and abroad may also impact the Funds. Although the U.S. government has historically honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, public health emergencies (including pandemics and epidemics) and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.
RECENT MARKET EVENTS. Geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of a Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
The global outbreak of the novel strain of coronavirus, COVID‑19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints, increased trading costs, and economic impacts that have disrupted global economic activity across many industries . The full impact of the COVID‑19 pandemic and future pandemics cannot accurately be predicted and may negatively impact the value of the Fund’s investments.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.
You should also review this prospectus and the SAI to understand each Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a Fund may satisfy redemption requests in‑kind.
PREPAYMENT (OR CALL) RISK is the risk that an issuer could exercise its right to pay principal on certain debt securities held by the Fund earlier than expected. Issuers may be more likely to prepay when interest rates fall, when credit spreads change, or when an issuer’s credit quality improves. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds in lower yielding securities, which may reduce the Fund’s returns. The Fund may also lose any premium it paid to purchase the securities.
REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by a Fund subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
INVESTMENT STRATEGY. To the extent consistent with its respective investment objective and principal investment strategies, each Fund may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to present minimal credit risk by the Investment Adviser. The Funds consider repurchase agreements with the Federal Reserve Bank of New York to be U.S. Government securities for purposes of the Fund’s investment policies. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Fund acquires the securities.
SPECIAL RISKS. In the event of a default, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable by the Fund. If a Fund enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the credit worthiness of a foreign financial

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MONEY MARKET FUNDS

institution. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.
The Funds intend to enter into transactions with counterparties that present minimal credit risks at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.
STABLE NAV RISK is the risk that a Fund will not be able to maintain a NAV per share of $1.00 at all times. If a Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Funds could be subject to increased redemption activity, which could adversely affect their NAV. A significant enough market disruption or drop in market prices of securities held by a Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share.
STRIPPED SECURITIES (strategy for the U.S. Government Select Fund). These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise). They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation.
The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
INVESTMENT STRATEGY. To the extent consistent with its investment objectives and strategies, the Fund may purchase stripped securities, including securities registered in the STRIP program.
SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Fund and adversely affect the Fund’s investment performance.
U.S. GOVERNMENT SECURITIES. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. treasury obligations also include floating rate public obligations of the U.S. Treasury.
INVESTMENT STRATEGY. To the extent consistent with their investment objective and strategies, the Funds may invest in a variety of U.S. Treasury obligations and in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (including zero coupon securities).
SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury, although this guarantee applies only to principal and interest payments and does not apply to losses resulting from declines in the market value of these securities. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

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MONEY MARKET FUNDS

An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g. U.S. Treasury bonds).
To the extent a Fund invests in debt instruments or securities of non‑U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program (the “Debt Guarantee Program”) or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.
Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically (see “Variable and Floating Rate Instruments” below). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include floating rate Treasury obligations, and short- and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.
INVESTMENT STRATEGY. Each of the Funds may invest in variable or floating rate instruments to the extent consistent with its investment objective and strategies.
SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments which could impede their value. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Funds could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of a variable or floating instrument, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate instrument that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner.
OTHER SECURITIES AND RISKS. Additionally, the Funds may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Funds’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Fund.
Each Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.
BORROWINGS. The Funds may borrow money from banks.
Each Fund may borrow money from banks in amounts not exceeding one‑fourth of the value of its total assets (including the amount borrowed).
Borrowings involve leveraging.
CREDIT FACILITY AND BORROWING. The Funds, the other funds of the Trust, and affiliated funds of Northern Institutional Funds for purposes of this discussion, (the “Borrowing Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Borrowing Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating Borrowing Funds may borrow up to an aggregate commitment amount of $250 million (the “Commitment Limit”) at any time, subject to asset coverage and other legal, regulatory or contractual limitations as specified in the Credit Facility and under the 1940 Act. Borrowing results in interest expense and other fees and expenses for the Borrowing Funds that may impact a Fund’s expenses, including any net expense ratios. The costs of borrowing may reduce a Borrowing Fund’s yield. If a Borrowing Fund borrows pursuant to the Credit Facility, it is charged interest at a variable rate. Each Borrowing Fund also pays a commitment fee equal to its pro rata share of the unused portion of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating Borrowing Funds’ borrowings under the Credit Facility. As such, a Borrowing Fund may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.

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INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Funds to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Funds to borrow money from other funds in the Trust and other affiliated portfolios of Northern Institutional Funds (each a “Portfolio,” and together the “Portfolios”) advised by NTI, and to lend money to other funds in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) a Fund may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to a Fund, the event of default will automatically (without need for action or notice by the lending Fund or Portfolio) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund or Portfolio to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with a Fund; (5) a Fund may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that a Fund may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) a Fund may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) a Fund’s interfund loans to any one Fund shall not exceed 5% of the lending Fund’s net assets; and (8) a Fund’s borrowings through the program will not exceed the greater of 125% of the Fund’s total net cash redemptions or 102% of the Fund’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Fund’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, a Fund may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Fund’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.
INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Funds may invest in securities issued by other affiliated or unaffiliated investment companies. Investments in other government money market funds are included in a Fund’s 99.5% policy.
INVESTMENT STRATEGY. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act except as permitted by applicable SEC exemptive orders or rules, or no‑action relief. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in an open‑end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Fund.
SPECIAL RISKS. Investments in other investment companies are subject to the risks of investing in the underlying securities or other instruments that such investment companies own. The value of the investments of an investment company in which a Fund invests will fluctuate in response to various market and economic factors related to the markets, as well as the financial condition and prospects of issuers in which the underlying investment companies invest. There can be no assurance that the underlying investment companies will achieve their investment objectives, and their performance may be lower than their represented asset classes.
A Fund will bear a proportionate share of any fees and expenses paid by the investment companies in which the Fund invests. Because other investment companies pay advisory, administrative and/or service fees that are borne indirectly by investors, such as a Fund, there may be duplication of investment management and other fees.
TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Fund may have a greater concentration in short-term securities, including investing up to all of its assets in overnight securities, which may result in a reduction of a Fund’s yield. Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.
The Funds may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Funds’ Statement of Additional Information, in anticipation of or in response to adverse market, economic, political or other conditions. If the Funds’ portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

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MONEY MARKET FUNDS

The following provides additional risk information regarding investing in the Fund.
CASH POSITIONS RISK. As government money market funds, a portion of the Funds’ assets will likely be held in cash, which may negatively affect the Funds’ performance. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
CYBERSECURITY RISK. With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Funds’ operations, the Funds and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Fund or Service Provider website through denial‑of‑service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.
Successful cyber-attacks or other cyber-failures or events affecting the Funds or their Service Providers may adversely impact a Fund or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Funds or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Funds or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Funds and their Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cybersecurity incidents affecting Service Providers, and such Service Providers may have limited indemnification obligations to the Funds or their investment adviser, and the Funds cannot control the cybersecurity plans and systems put in place by the Service Providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result. Cyber Risks are also present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such issuers to lose value.
OPERATIONAL RISK. The Investment Adviser to the Funds and other Fund service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect a Fund’s ability to calculate its NAVs in a timely manner, including over a potentially extended period. Moreover, disruptions (for example, pandemics and health crises) that cause prolonged periods of remote work or significant employee absences at the Funds’ service providers could impact the ability to conduct the Funds’ operations. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Funds in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Fund service providers to identify all of the operational risks that may affect a Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.
INVESTMENT STRATEGY. Each Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Funds generally would purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.

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SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. Therefore, these transactions may have a leveraging effect on a Fund, making the value of an investment in the Fund more volatile and increasing the Fund’s overall investment exposure. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date. If this occurs, a Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
The Funds may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Funds, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

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MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND A FUND’S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS.
Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund for a share held for the entire period (assuming reinvestment of all dividends and distributions). This information for the fiscal year ended March 31, 2023 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference into this Prospectus and included in the Funds’ annual report. Copies of the semiannual and annual report are available upon request and without charge. The Funds’ annual report, which is available upon request and without charge by calling 800‑595‑9111, is also available on the Trust’s website at https://www.northerntrust.com/
united‑states/what‑we‑do/investment‑management/northern‑funds/literature or by following the hyperlink: https://www.sec.gov/Archives/edgar/data/916620/000119312523158918/d501905dncsr.htm

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED MARCH 31,

U.S. GOVERNMENT MONEY MARKET FUND	SHARES
Selected per share data	2023		2022		2021		2020	2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		—	(1)	—	(1)	0.02	0.02
Net realized and unrealized gains (losses)(2)	—		—		—		—	—
Total from Investment Operations	0.02		—		—		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		—	(3)	—	(3)	(0.02)	(0.02)
Total Distributions Paid	(0.02)		—		—		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(4)	2.26	%(5)	0.01	%(6)(7)	0.03	%(8)	1.70%	1.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$18,584,575		$20,213,443		$17,518,409		$16,586,659	$19,213,579
Ratio to average net assets of:
Expenses, net of reimbursements and credits(9)	0.34%		0.09%		0.22%		0.35%	0.35%
Expenses, before reimbursements and credits	0.36%		0.36%		0.36%		0.36%	0.36%
Net investment income, net of reimbursements and credits(9)	2.21%		0.01%		0.03%		1.70%	1.80%
Net investment income (loss), before reimbursements and credits	2.19%		(0.26)%		(0.11)%		1.69%	1.79%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.

(6)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and ‑0.27%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been ‑0.25%

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been ‑0.10%.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

NORTHERN FUNDS PROSPECTUS	37	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED MARCH 31,

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SHARES
Selected per share data	2023		2022		2021		2020	2019
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02		—	(1)	—	(1)	0.02	0.02
Net realized and unrealized gains (losses)(2)	—		—		—		—	—
Total from Investment Operations	0.02		—		—		0.02	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)		—	(3)	—	(3)	(0.02)	(0.02)
Total Distributions Paid	(0.02)		—		—		(0.02)	(0.02)
Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(4)	2.29	%(5)	0.25	%(6)(7)	0.03	%(8)	1.69%	1.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,509,978		$3,727,339		$3,911,252		$3,602,443	$3,791,180
Ratio to average net assets of:
Expenses, net of reimbursements and credits(9)	0.34%		0.09%		0.23%		0.35%	0.35%
Expenses, before reimbursements and credits	0.36%		0.36%		0.36%		0.37%	0.37%
Net investment income, net of reimbursements and credits(9)	2.24%		0.23%		0.02%		1.69%	1.78%
Net investment income (loss), before reimbursements and credits	2.22%		(0.04)%		(0.11)%		1.67%	1.76%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)
Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.

(6)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and ‑0.27%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been ‑0.01%.

(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been ‑0.10%.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

MONEY MARKET FUNDS	38	NORTHERN FUNDS PROSPECTUS

MONEY MARKET FUNDS

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NORTHERN FUNDS PROSPECTUS	39	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION
Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders.
Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Funds’ annual and semiannual reports and the SAI are available free upon request by calling the Northern Funds Center at 800-595-9111 or by sending an email request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Fund’s shares may be purchased or sold.
TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:
BY TELEPHONE
Call 800-595-9111
BY MAIL
Northern Funds
P.O. Box 75986
Chicago, Illinois 60675-5986
ON THE INTERNET
The Funds’ documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only).

∎	Northern Funds’ website at northerntrust.com/funds.
Reports and other information about Northern Funds are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. You also may obtain copies of Northern Funds’ documents, after paying a duplicating fee, by electronic request to: publicinfo@sec.gov.

811‑08236

MONEY MARKET FUNDS	40	NORTHERN FUNDS PROSPECTUS	NF PRO MMF (7/23)